May 4, 2026
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Co. of New York
Post-Effective Amendment No. 8
File No. 333-237300/811-07623
RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed on or after June 22, 2020)
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced annuity do not differ from that contained in Post-Effective Amendment No. 8 on Form N-4, File No. 333-237300/811-07623 filed on April 27, 2026.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary